SUP-0111-0216

AB CORPORATE SHARES

-AB Municipal Income Shares

Supplement dated February 10, 2016 to the Prospectus and Summary Prospectus dated August 31, 2015 (the “Prospectuses”) offering AB Municipal Income Shares (the “Fund”).

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for the day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
R.B. (Guy) Davidson III	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

Matthew J. Norton	Since February 2016	Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses for the Fund.

The day-to-day management of, and investment decisions for, Municipal Income Shares are made by the Municipal Bond Investment Team.

The following table lists the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
R. B. (Guy) Davidson III; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

Terrance T. Hults; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

Matthew J. Norton; since February 2016; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0111-0216